Earnings Per Share - Calculation of EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic EPS
Net (loss) income attributable to shareholders	$ (92,938)	$ (39,135)	$ (69,503)	$ (7,567)	$ 61,453
Basic weighted average shares outstanding	30,839,870	27,870,539	27,906,742	27,779,339	27,623,415
Basic net income per share	$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.22
Diluted EPS
Net (loss) income attributable to shareholders			$ (69,503)	$ (7,567)	$ 61,453
Basic weighted average shares outstanding	30,839,870	27,870,539	27,906,742	27,779,339	27,623,415
Dilutive effect of restricted stock units					573,993
Weighted average shares outstanding for diluted earnings (loss) per share	30,839,870	27,870,539	27,906,742	27,779,339	28,197,409
Diluted net income per share	$ (3.01)	$ (1.40)	$ (2.49)	$ (0.27)	$ 2.18